Supplemental Cash Flow Information -Summary Of Detailed Information About Non Cash Investing And Financing Activities (Detail ) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
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Capitalized share-based payments	$ 6,867	$ 6,364
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	10,929	4,711
Interest expense included in accounts payable and accrued liabilities	$ 773	$ 85